UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.4%
Courtland IDB Alabama, Refunding RB,
International Paper Co. Projects,
Series A, 4.75%, 5/01/17	$ 1,165	$ 1,140,442
Arizona — 3.4%
Phoenix Civic Improvement Corp., RB,
Junior Lien, Series A, 5.00%, 7/01/21	5,585	6,273,798
Pima County IDA, Refunding RB, Tucson
Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	1,015	1,004,982
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/18	1,500	1,461,450
Salt Verde Financial Corp., RB, Senior,
5.25%, 12/01/20	1,000	985,160
		9,725,390
California — 20.0%
California Statewide Communities
Development Authority, RB, John Muir
Health, Series A, 5.00%, 8/15/22	5,000	5,044,300
Foothill Eastern Transportation Corridor
Agency California, Refunding RB, CAB,
5.95%, 1/15/21 (a)	12,500	5,812,000
Foothill Eastern Transportation Corridor
Agency California, Refunding RB, CAB,
5.86%, 1/15/22 (a)	10,000	4,335,800
Golden State Tobacco Securitization
Corp. California, RB, ARS,
Asset-Backed, Series A-3, 7.88%,
6/01/42 (b)	975	1,177,644
Golden State Tobacco Securitization
Corp. California, RB, ARS,
Asset-Backed, Series A-5, 7.88%,
6/01/42 (b)	1,470	1,775,525
Golden State Tobacco Securitization
Corp. California, RB, Enhanced Asset-
Backed, Series B, 5.38%, 6/01/28 (b)	4,000	4,069,120
Golden State Tobacco Securitization
Corp. California, RB, Series 2003-A-1,
6.63%, 6/01/40 (b)	3,000	3,505,560

	Par
Municipal Bonds	(000)	Value
California (concluded)
Golden State Tobacco Securitization
Corp. California, RB, Series 2003-A-1,
6.75%, 6/01/39 (b)	$ 12,010	$ 14,082,686
Los Angeles Unified School District
California, GO, Series I, 5.00%,
7/01/20	3,750	4,095,750
Riverside County Asset Leasing Corp.
California, RB, Riverside County
Hospital Project (NPFGC), 5.75%,
6/01/25 (a)	6,865	2,639,318
San Manuel Entertainment Authority
Series 04-C, 4.50%, 12/01/16	4,000	3,545,880
State of California, GO, Various Purpose,
5.00%, 11/01/22	7,050	7,152,577
		57,236,160
Colorado — 1.7%
E-470 Public Highway Authority
Colorado, RB, CAB, Senior Series B
(NPFGC), 5.51%, 9/01/22 (a)	4,500	2,086,380
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.25%,
12/01/25	3,000	2,863,170
		4,949,550
District of Columbia — 5.1%
District of Columbia, Refunding RB,
Friendship Public Charter School Inc.
(ACA), 5.00%, 6/01/23	3,320	2,861,309
District of Columbia, Refunding RB,
Friendship Public Charter School Inc.
(ACA), 5.75%, 6/01/18	2,680	2,583,573
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.50%, 5/15/33	4,215	4,164,673
Metropolitan Washington Airports
Authority, Refunding RB, Series C-2,
AMT (AGM), 5.00%, 10/01/24	5,000	4,973,950
		14,583,505

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Board
AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
ARS	Auction Rate Securities	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.	S/F	Single-Family
MRB	Mortgage Revenue Bonds	VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2010 1

Schedule of Investments (continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 11.5%
Bellalago Educational Facilities Benefit
District, Special Assessment Bonds,
Series A, 5.85%, 5/01/22	$ 4,110	$ 3,724,811
Broward County School Board Florida,
COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,329,038
City of Jacksonville Florida, RB, Better
Jacksonville, 5.00%, 10/01/22	5,160	5,545,297
Grand Hampton Community
Development District, Special
Assessment Bonds, Capital
Improvement, 6.10%, 5/01/24	3,860	3,428,259
Habitat Community Development
District, Special Assessment Bonds,
5.80%, 5/01/25	3,635	3,232,678
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	2,470	2,492,551
Middle Village Community Development
District, Special Assessment Bonds,
Series A, 5.80%, 5/01/22	3,955	3,356,806
Pine Island Community Development
District, RB, 5.30%, 11/01/10	250	244,510
Stevens Plantation Community
Development District, Special
Assessment Bonds, Series B, 6.38%,
5/01/13	3,530	2,911,332
Village Community Development District
No. 5 Florida, Special Assessment
Bonds, Series A, 6.00%, 5/01/22	2,560	2,573,056
Westchester Community Development
District No. 1, Special Assessment
Bonds, Community Infrastructure,
6.00%, 5/01/23	5,140	4,094,216
		32,932,554
Georgia — 0.8%
Richmond County Development
Authority, RB, Environment, Series A
AMT, 5.75%, 11/01/27	2,350	2,210,387
Illinois — 13.0%
City of Chicago Illinois, RB, General
Airport, Third Lien, Series A (AMBAC),
5.00%, 1/01/21	5,000	5,183,750
City of Chicago Illinois, RB, General
Airport, Third Lien, Series A (AMBAC),
5.00%, 1/01/22	7,000	7,246,120
Illinois Finance Authority, RB, Depaul
University, Series C, 5.25%,
10/01/24	5,000	5,109,600
Illinois Finance Authority, RB, MJH
Education Assistance IV LLC, Sub-
Series A, 5.50%, 6/01/19 (c)(d)	3,250	1,624,935
Illinois Finance Authority, RB, MJH
Education Assistance IV LLC, Sub-
Series B, 5.00%, 6/01/24 (c)(d)	1,075	76,304

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, RB,
Northwestern University, 5.00%,
12/01/21	$ 4,800	$ 5,086,800
Illinois State Toll Highway Authority, RB,
Senior Priority, Series A (AGM),
5.00%, 1/01/19	2,250	2,426,827
Lake Cook-Dane & McHenry Counties
Community Unit School District 220
Illinois, GO, Refunding (AGM), 5.25%,
12/01/20	1,000	1,175,940
Metropolitan Pier & Exposition Authority
Illinois, Refunding RB, CAB,
McCormick, Series A (NPFGC), 5.41%,
6/15/22 (a)	13,455	7,021,492
State of Illinois, RB, Build Illinois,
Series B, 5.00%, 6/15/20	2,000	2,184,140
		37,135,908
Indiana — 4.8%
City of Vincennes Indiana, Refunding
RB, Southwest Indiana Regional
Youth Village, 6.25%, 1/01/24	4,425	3,652,882
Indianapolis Airport Authority, Refunding
RB, Special Facilities, FedEx Corp.
Project, AMT, 5.10%, 1/15/17	10,000	10,134,200
		13,787,082
Kansas — 2.2%
Kansas Development Finance Authority,
Refunding RB, Adventist Health,
5.25%, 11/15/20	2,500	2,702,600
Wyandotte County-Kansas City Unified
Government, RB, Kansas
International Speedway (NPFGC),
5.20%, 12/01/20 (a)	6,440	3,581,284
		6,283,884
Kentucky — 0.7%
Kentucky Housing Corp., RB, Series C,
AMT, 4.63%, 7/01/22	2,000	1,993,380
Louisiana — 0.7%
Parish of DeSoto Louisiana, RB,
Series A, AMT, 5.85%, 11/01/27	2,000	1,902,360
Maryland — 5.2%
County of Frederick Maryland, Special
Tax Bonds, Urbana Community
Development Authority, 6.63%,
7/01/25	3,000	2,999,880
County of Frederick Maryland, Special
Tax Bonds, Urbana Community
Development Authority, Series A,
5.80%, 7/01/20	4,453	4,364,252
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.13%,
6/01/20	1,250	1,253,400

2 BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland (concluded)
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
MedStar Health, 5.38%, 8/15/24	$ 5,500	$ 5,625,345
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
University of Maryland Medical
System, 5.00%, 7/01/19	670	697,302
		14,940,179
Massachusetts — 1.7%
Massachusetts Development Finance
Agency, RB, Waste Management Inc.
Project, AMT, 5.45%, 6/01/14	4,500	4,803,480
Massachusetts State Water Pollution
Abatement, Refunding RB, MWRA
Program, Sub-Series A, 6.00%,
8/01/23	140	141,949
		4,945,429
Michigan — 1.6%
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Sparrow Obligated, 4.50%, 11/15/26	1,500	1,366,440
State of Michigan, Refunding RB,
5.00%, 11/01/20	1,000	1,099,310
State of Michigan, Refunding RB,
5.00%, 11/01/21	2,000	2,183,760
		4,649,510
Minnesota — 0.5%
Minnesota Higher Education Facilities
Authority, RB, University of St.
Thomas, Series 5-Y, 5.00%,
10/01/24	1,250	1,287,675
Mississippi — 1.0%
County of Warren Mississippi, RB,
Series A, AMT, 5.85%, 11/01/27	3,000	2,853,540
Missouri — 3.8%
Missouri Development Finance Board,
RB, Branson Landing Project,
Series A, 5.50%, 12/01/24	5,000	5,053,350
Missouri State Health & Educational
Facilities Authority, Refunding RB, BJC
Health System, Series A, 5.00%,
5/15/20	5,500	5,719,835
		10,773,185
Multi-State — 6.3%
Centerline Equity Issuer Trust, 5.75%,
5/15/15 (e)(f)	1,000	1,040,800
Centerline Equity Issuer Trust, 6.00%,
5/15/15 (e)(f)	4,000	4,148,120
Centerline Equity Issuer Trust, 6.00%,
5/15/19 (e)(f)	2,500	2,597,550

	Par
Municipal Bonds	(000)	Value
Multi-State (concluded)
Centerline Equity Issuer Trust, 6.30%,
5/15/19 (e)	$ 2,500	$ 2,609,100
MuniMae TE Bond Subsidiary LLC,
5.40%, 6/29/49 (e)(f)	5,000	3,324,500
MuniMae TE Bond Subsidiary LLC,
5.80%, 6/29/49 (e)(f)	5,000	3,281,700
MuniMae TE Bond Subsidiary LLC,
Series D, 5.90%, 11/29/49 (e)(f)(g)	2,000	1,102,380
		18,104,150
Nevada — 2.1%
City of Henderson Nevada, Special
Assessment Bonds, District No. T-18,
5.15%, 9/01/21	1,765	795,485
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/20	5,000	5,151,950
		5,947,435
New Hampshire — 5.1%
New Hampshire Business Finance
Authority, Refunding RB, Public
Service Co. of New Hampshire
Project, Series B, AMT (NPFGC),
4.75%, 5/01/21	10,000	9,769,200
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Elliot Hospital, Series B, 5.60%,
10/01/22	4,755	4,729,038
		14,498,238
New Jersey — 13.6%
Middlesex County Improvement
Authority, RB, Street Student Housing
Project, Series A, 5.00%, 8/15/23	1,000	1,018,260
New Jersey EDA, RB, Cigarette Tax,
5.50%, 6/15/24	10,000	9,814,400
New Jersey EDA, RB, Continental
Airlines Inc. Project, AMT, 7.00%,
11/15/30	5,000	4,768,250
New Jersey EDA, RB, Continental
Airlines Inc. Project, AMT, 9.00%,
6/01/33	1,500	1,572,060
New Jersey EDA, RB, Kapkowski Road
Landfill Project, Series 1998B, AMT,
6.50%, 4/01/31	7,500	7,397,400
New Jersey EDA, Refunding RB, First
Mortgage, Winchester, Series A,
4.80%, 11/01/13	1,000	1,032,620
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
6.25%, 12/01/18	2,500	2,722,725
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
AtlantiCare Regional Medical Center,
5.00%, 7/01/20	2,110	2,200,202

BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2010 3

Schedule of Investments (continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
Capital Health System Obligation
Group, Series A, 5.75%, 7/01/23 (b) $	4,000	$ 4,537,720
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.55%,
10/01/22	2,500	2,462,475
Newark Housing Authority, RB, South
Ward Police Facility (AGC), 5.00%,
12/01/21	1,250	1,338,175
		38,864,287
New York — 8.4%
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 7.63%,
8/01/25	5,635	5,501,225
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 7.75%,
8/01/31	5,000	4,949,950
New York State Energy Research &
Development Authority, Refunding
RB, Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%, 2/01/24	8,500	8,371,480
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series B-1C, 5.50%, 6/01/20	5,000	5,319,250
		24,141,905
North Carolina — 0.6%
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/21	1,550	1,637,885
Ohio — 7.1%
American Municipal Power-Ohio Inc.,
RB, Prairie State Energy Campus
Project, Series A, 5.25%, 2/15/23	5,000	5,397,300
County of Cuyahoga Ohio, Refunding
RB, Series A, 6.00%, 1/01/19	3,000	3,243,840
County of Cuyahoga Ohio, Refunding
RB, Series A, 6.00%, 1/01/20	10,000	10,789,300
Pinnacle Community Infrastructure
Financing Authority, RB, Facilities,
Series A, 6.00%, 12/01/22	967	809,340
		20,239,780
Oklahoma — 1.1%
Tulsa Airports Improvement Trust, RB,
Series A, AMT, 7.75%, 6/01/35	3,350	3,281,358
Pennsylvania — 6.1%
Lancaster County Hospital Authority, RB,
General Hospital Project, 5.75%,
3/15/20 (b)	7,500	8,636,700

Short-Term Securities	Shares	Value
Pennsylvania (concluded)
Montgomery County IDA Pennsylvania,
MRB, Whitemarsh Continuing Care,
6.00%, 2/01/21	$ 1,275	$ 1,030,417
Pennsylvania Higher Educational
Facilities Authority, RB, LaSalle
University, 5.50%, 5/01/26	6,680	6,800,707
Pennsylvania Turnpike Commission, RB,
Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,076,920
		17,544,744
Puerto Rico — 4.8%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series B, 5.25%,
7/01/17	3,300	3,404,082
Puerto Rico Electric Power Authority, RB,
Series NN, 5.13%, 7/01/24 (b)	9,000	10,223,100
		13,627,182
Tennessee — 3.5%
Tennessee Energy Acquisition Corp., RB,
Series A, 5.25%, 9/01/20	10,000	10,056,000
Texas — 9.6%
Brazos River Authority, Refunding RB,
TXU Energy Co. LLC Project, Series A
AMT, 6.75%, 4/01/38	1,100	905,036
City of Dallas Texas, Refunding RB
(AGC), 5.00%, 8/15/21	2,500	2,660,125
North Texas Tollway Authority, RB,
Series C, 5.25%, 1/01/20	1,000	1,064,410
North Texas Tollway Authority, RB,
Series C, 5.38%, 1/01/21	5,000	5,310,850
Port Corpus Christi Industrial
Development Corp. Texas, Refunding
RB, Valero, Series C, 5.40%, 4/01/18	3,500	3,446,205
Texas State Turnpike Authority, RB,
CAB, First Tier, Series A (AMBAC),
5.39%, 8/15/21 (a)	7,990	4,038,306
Texas State Turnpike Authority, RB,
CAB, First Tier, Series A (AMBAC),
5.53%, 8/15/24 (a)	8,450	3,459,177
Weatherford ISD, GO, Refunding, CAB
(PSF-GTD), 5.75%, 2/15/23 (a)	2,905	1,395,475
Weatherford ISD, GO, Refunding, CAB
(PSF-GTD), 5.75%, 2/15/23 (a)(b)	4,040	2,017,818
Weatherford ISD, GO, Refunding, CAB
(PSF-GTD), 5.77%, 2/15/24 (a)	2,905	1,316,343
Weatherford ISD, GO, Refunding, CAB
(PSF-GTD), 5.78%, 2/15/24 (a)(b)	4,040	1,905,304
		27,519,049

4 BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Matching Fund Loan
Note, Series A, 5.25%, 10/01/17	$ 1,000 $	1,033,050
Virginia — 7.5%
Celebrate North Community
Development Authority, Special
Assessment Bonds, Celebrate Virginia
North Project, Series B, 6.60%,
3/01/25	4,993	4,197,965
Charles City County EDA, RB, Waste
Management Inc. Project, AMT,
5.13%, 8/01/27	10,000	10,011,600
Mecklenburg County IDA Virginia,
Refunding RB, Exempt Facility, UAE LP
Project, AMT, 6.50%, 10/15/17	7,500	7,339,350
		21,548,915
Wisconsin — 3.1%
State of Wisconsin, Refunding RB,
Series A, 5.25%, 5/01/20	1,000	1,116,080
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.00%, 4/01/20	1,515	1,574,782
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Wheaton Franciscan Services,
Series A, 5.50%, 8/15/17	2,880	2,922,422
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Wheaton Franciscan Services,
Series A, 5.50%, 8/15/18	3,190	3,219,508
		8,832,792
Total Municipal Bonds – 157.4% 450,206,890
Municipal Bonds Transferred to Tender
Option Bond Trusts (g)
Illinois — 1.9%
City of Chicago, Illinois, Refunding RB,
Second Lien (AGM), 5.00%,
11/01/20	5,000	5,478,950
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 1.9%		5,478,950
Total Long-Term Investments
(Cost – $463,775,737) – 159.3%		455,685,840

	Par
Short-Term Securities	(000)	Value
Pennsylvania — 0.0%
City of Philadelphia Pennsylvania,
Refunding RB, VRDN (AGM),
0.23% (h)	90	$ 90,000
Money Market Fund – 1.4%	Shares
FFI Institutional Tax-Exempt Fund,
0.16% (i)(j)	3,914,851	3,914,851
Total Short-Term Securities
(Cost – $4,004,851) – 1.4%		4,004,851
Total Investments
(Cost – $467,780,588*) – 160.7%		459,690,691
Other Assets Less Liabilities – 1.4%		4,046,998
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.3)%		(3,752,731)
Preferred Shares, at Redemption Value – (60.8)%		(173,859,042)
Net Assets Applicable to Common Shares – 100.0% $		286,125,916
*	The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 463,509,032
Gross unrealized appreciation		$ 12,702,183
Gross unrealized depreciation		(20,270,524)
Net unrealized depreciation		$ (7,568,341)
(a) Represents a zero-coupon bond.	Rate shown reflects the current yield as of
report date.
(b) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at maturity.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(b)(3) of the Investment Company Act of 1940,
were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax Exempt Fund	$ 3,490,901	$ 6,944
(j)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2010 5

Schedule of Investments (concluded)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the
Trust’s most recent Financial Statements as contained in its semi-annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 3,914,851
Level 2
Short-Term Securities	90,000
Long-Term Investments[1]	455,685,840
Total Level 2	455,775,840
Level 3	-
Total	$ 459,690,691
[1]See above Schedule of Investments for values in each state or political subdivision.

6 BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal 2020 Term Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: March 19, 2010